Schedule of Earning Per Share (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Net income	$ (3,947)	$ (163,173)
Weighted average number of ordinary shares	1	1
Net earnings per share basic	$ (3,947)	$ (163,173)
Net earnings per share diluted	$ (3,947)	$ (163,173)
TALENTEC SDN. BHD. [Member]
Net income		$ 209,911	$ 153,227
Weighted average number of ordinary shares		580,000	501,312
Net earnings per share basic		$ 0.36	$ 0.31
Net earnings per share diluted		$ 0.36	$ 0.31